Events After the Balance Sheet	12 Months Ended
Dec. 31, 2025
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET
35.	EVENTS AFTER THE BALANCE SHEET

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent event that is required disclosure except as disclosed below and elsewhere in the consolidated financial statements.

On January 3, 2026, the Company issued an aggregate of 140,000 shares of common stock (the “Bonus Shares”) to the four other members of the Board, the Co-Chairman, Huidan Li, and the three independent directors, Baojun Zhu, Mu Ruifeng and Jin Yan. Each such director received 35,000 shares of common stock as compensation for such director’s services for the fiscal year ended 2025.

From February 28, 2026 till April 30, 2026, the Company issued an aggregate of 4,500,000 shares of common stock (the “ESOP Shares”) to the different employees of the Company for their compensation.

By April 30, 2026, the Company issued 160,002 shares of common stock to certain preferred F shares holders to satisfy their conversion requests.

By April 30, 2026, the Company issued 650,307 shares and 2,400,000 shares to Huidan Li and Lei Sun, respectively, to offset their payables.